Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Freedom Index Retirement Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Premier Class
Trading Symbol	FAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,820,304,733
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 70.4 Domestic Equity Funds 12.0 Short-Term Funds 9.8 International Equity Funds 7.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.4 Domestic Equity Funds - 12.0 Short-Term Funds - 9.8 International Equity Funds - 7.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 42.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Total Market Index Fund 11.8 Fidelity Series Treasury Bill Index Fund 9.8 Fidelity Series Global ex U.S. Index Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Commodity Strategy Fund 0.2 100.0
Fidelity Freedom Index Retirement Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Investor Class
Trading Symbol	FIKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,820,304,733
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 70.4 Domestic Equity Funds 12.0 Short-Term Funds 9.8 International Equity Funds 7.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.4 Domestic Equity Funds - 12.0 Short-Term Funds - 9.8 International Equity Funds - 7.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 42.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Total Market Index Fund 11.8 Fidelity Series Treasury Bill Index Fund 9.8 Fidelity Series Global ex U.S. Index Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Commodity Strategy Fund 0.2 100.0
Fidelity Freedom Index Retirement Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Institutional Premium Class
Trading Symbol	FFGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 1,820,304,733
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 70.4 Domestic Equity Funds 12.0 Short-Term Funds 9.8 International Equity Funds 7.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.4 Domestic Equity Funds - 12.0 Short-Term Funds - 9.8 International Equity Funds - 7.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 42.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Total Market Index Fund 11.8 Fidelity Series Treasury Bill Index Fund 9.8 Fidelity Series Global ex U.S. Index Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Commodity Strategy Fund 0.2 100.0
Fidelity Freedom Index 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier Class
Trading Symbol	FVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 3,884,116,992
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2065 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Investor Class
Trading Symbol	FFIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 3,884,116,992
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Institutional Premium Class
Trading Symbol	FFIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 3,884,116,992
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier Class
Trading Symbol	FUIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 11,167,625,419
Holdings Count | shares	5
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2060 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Investor Class
Trading Symbol	FDKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 11,167,625,419
Holdings Count | shares	5
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Institutional Premium Class
Trading Symbol	FFLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 11,167,625,419
Holdings Count | shares	5
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier Class
Trading Symbol	FTYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 18,957,757,897
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Investor Class
Trading Symbol	FDEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 18,957,757,897
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Institutional Premium Class
Trading Symbol	FFLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 18,957,757,897
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier Class
Trading Symbol	FRLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 24,958,979,502
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 36.0 Bond Funds 9.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 36.0 Bond Funds - 9.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.8 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Investor Class
Trading Symbol	FIPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 24,958,979,502
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 36.0 Bond Funds 9.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 36.0 Bond Funds - 9.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.8 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Institutional Premium Class
Trading Symbol	FFOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 24,958,979,502
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 36.0 Bond Funds 9.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 36.0 Bond Funds - 9.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.8 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier Class
Trading Symbol	FQIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 26,016,339,124
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 36.1 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 36.1 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.0 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Investor Class
Trading Symbol	FIOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 26,016,339,124
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 36.1 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 36.1 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.0 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Institutional Premium Class
Trading Symbol	FFOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 26,016,339,124
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 36.1 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 36.1 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.0 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier Class
Trading Symbol	FPIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 28,642,300,243
Holdings Count | shares	5
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 32.5 Bond Funds 18.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 32.5 Bond Funds - 18.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 48.9 Fidelity Series Global ex U.S. Index Fund 32.5 Fidelity Series Bond Index Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 100.0
Fidelity Freedom Index 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Investor Class
Trading Symbol	FBIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 28,642,300,243
Holdings Count | shares	5
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 32.5 Bond Funds 18.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 32.5 Bond Funds - 18.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 48.9 Fidelity Series Global ex U.S. Index Fund 32.5 Fidelity Series Bond Index Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 100.0
Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Institutional Premium Class
Trading Symbol	FFIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 28,642,300,243
Holdings Count | shares	5
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 32.5 Bond Funds 18.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 32.5 Bond Funds - 18.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 48.9 Fidelity Series Global ex U.S. Index Fund 32.5 Fidelity Series Bond Index Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 100.0
Fidelity Freedom Index 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier Class
Trading Symbol	FNIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 27,506,428,675
Holdings Count | shares	6
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 39.9 Bond Funds 33.6 International Equity Funds 26.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 Bond Funds - 33.6 International Equity Funds - 26.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.9 Fidelity Series Global ex U.S. Index Fund 26.5 Fidelity Series Bond Index Fund 22.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Freedom Index 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Investor Class
Trading Symbol	FIHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 27,506,428,675
Holdings Count | shares	6
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 39.9 Bond Funds 33.6 International Equity Funds 26.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 Bond Funds - 33.6 International Equity Funds - 26.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.9 Fidelity Series Global ex U.S. Index Fund 26.5 Fidelity Series Bond Index Fund 22.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Institutional Premium Class
Trading Symbol	FFEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 27,506,428,675
Holdings Count | shares	6
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 39.9 Bond Funds 33.6 International Equity Funds 26.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 Bond Funds - 33.6 International Equity Funds - 26.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.9 Fidelity Series Global ex U.S. Index Fund 26.5 Fidelity Series Bond Index Fund 22.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Freedom Index 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier Class
Trading Symbol	FMKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 25,148,034,175
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 42.0 Domestic Equity Funds 34.8 International Equity Funds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.0 Domestic Equity Funds - 34.8 International Equity Funds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.8 Fidelity Series Bond Index Fund 26.9 Fidelity Series Global ex U.S. Index Fund 23.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Investor Class
Trading Symbol	FXIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 25,148,034,175
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 42.0 Domestic Equity Funds 34.8 International Equity Funds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.0 Domestic Equity Funds - 34.8 International Equity Funds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.8 Fidelity Series Bond Index Fund 26.9 Fidelity Series Global ex U.S. Index Fund 23.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Institutional Premium Class
Trading Symbol	FFEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 25,148,034,175
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 42.0 Domestic Equity Funds 34.8 International Equity Funds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.0 Domestic Equity Funds - 34.8 International Equity Funds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.8 Fidelity Series Bond Index Fund 26.9 Fidelity Series Global ex U.S. Index Fund 23.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier Class
Trading Symbol	FLIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 15,055,635,652
Holdings Count | shares	8
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 30.9 International Equity Funds 20.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.5 Domestic Equity Funds - 30.9 International Equity Funds - 20.6 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.9 Fidelity Series Bond Index Fund 30.0 Fidelity Series Global ex U.S. Index Fund 20.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.2 Fidelity Series Treasury Bill Index Fund 0.0 100.0
Fidelity Freedom Index 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Investor Class
Trading Symbol	FQIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 15,055,635,652
Holdings Count | shares	8
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 30.9 International Equity Funds 20.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.5 Domestic Equity Funds - 30.9 International Equity Funds - 20.6 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.9 Fidelity Series Bond Index Fund 30.0 Fidelity Series Global ex U.S. Index Fund 20.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.2 Fidelity Series Treasury Bill Index Fund 0.0 100.0
Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Institutional Premium Class
Trading Symbol	FFEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 15,055,635,652
Holdings Count | shares	8
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 30.9 International Equity Funds 20.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.5 Domestic Equity Funds - 30.9 International Equity Funds - 20.6 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.9 Fidelity Series Bond Index Fund 30.0 Fidelity Series Global ex U.S. Index Fund 20.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.2 Fidelity Series Treasury Bill Index Fund 0.0 100.0
Fidelity Freedom Index 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier Class
Trading Symbol	FKIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 6,925,289,586
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 25.8 International Equity Funds 17.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 25.8 International Equity Funds - 17.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 33.6 Fidelity Series Total Market Index Fund 25.7 Fidelity Series Global ex U.S. Index Fund 17.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.8 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Investor Class
Trading Symbol	FPIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 6,925,289,586
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 25.8 International Equity Funds 17.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 25.8 International Equity Funds - 17.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 33.6 Fidelity Series Total Market Index Fund 25.7 Fidelity Series Global ex U.S. Index Fund 17.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.8 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Institutional Premium Class
Trading Symbol	FIWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 6,925,289,586
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 25.8 International Equity Funds 17.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 25.8 International Equity Funds - 17.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 33.6 Fidelity Series Total Market Index Fund 25.7 Fidelity Series Global ex U.S. Index Fund 17.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.8 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier Class
Trading Symbol	FFYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,974,224,089
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.5 Domestic Equity Funds 20.4 International Equity Funds 13.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.5 Domestic Equity Funds - 20.4 International Equity Funds - 13.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 37.1 Fidelity Series Total Market Index Fund 20.3 Fidelity Series Global ex U.S. Index Fund 13.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Investor Class
Trading Symbol	FLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,974,224,089
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.5 Domestic Equity Funds 20.4 International Equity Funds 13.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.5 Domestic Equity Funds - 20.4 International Equity Funds - 13.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 37.1 Fidelity Series Total Market Index Fund 20.3 Fidelity Series Global ex U.S. Index Fund 13.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Institutional Premium Class
Trading Symbol	FIWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 1,974,224,089
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.5 Domestic Equity Funds 20.4 International Equity Funds 13.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.5 Domestic Equity Funds - 20.4 International Equity Funds - 13.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 37.1 Fidelity Series Total Market Index Fund 20.3 Fidelity Series Global ex U.S. Index Fund 13.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier Class
Trading Symbol	FCYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 752,938,645
Holdings Count | shares	9
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.0 International Equity Funds 9.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.0 International Equity Funds - 9.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 40.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Total Market Index Fund 14.9 Fidelity Series Global ex U.S. Index Fund 9.9 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2010 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Investor Class
Trading Symbol	FKIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 752,938,645
Holdings Count | shares	9
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.0 International Equity Funds 9.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.0 International Equity Funds - 9.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 40.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Total Market Index Fund 14.9 Fidelity Series Global ex U.S. Index Fund 9.9 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Institutional Premium Class
Trading Symbol	FFWTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 752,938,645
Holdings Count | shares	9
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.0 International Equity Funds 9.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.0 International Equity Funds - 9.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 40.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Total Market Index Fund 14.9 Fidelity Series Global ex U.S. Index Fund 9.9 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Flex Freedom Blend Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend Retirement Fund
Class Name	Fidelity Flex® Freedom Blend Retirement Fund
Trading Symbol	FTLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Retirement Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,053,948
Holdings Count | shares	34
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,053,948
Number of Holdings	34
Portfolio Turnover	39%

Holdings [Text Block]	Bond Funds 69.2 International Equity Funds 12.7 Domestic Equity Funds 10.1 Short-Term Funds 8.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 69.2 International Equity Funds - 12.7 Domestic Equity Funds - 10.1 Short-Term Funds - 8.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.6 Fidelity Series Government Bond Index Fund 13.1 Fidelity Series Investment Grade Bond Fund 12.2 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.5 Fidelity Series Treasury Bill Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.5 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Large Cap Value Index Fund 2.7 78.6
Fidelity Flex Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2065 Fund
Class Name	Fidelity Flex® Freedom Blend 2065 Fund
Trading Symbol	FDFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,518,378
Holdings Count | shares	26
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$17,518,378
Number of Holdings	26
Portfolio Turnover	22%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 41.0 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 41.0 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.3 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Flex Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2060 Fund
Class Name	Fidelity Flex® Freedom Blend 2060 Fund
Trading Symbol	FWLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 28,261,192
Holdings Count | shares	26
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$28,261,192
Number of Holdings	26
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 41.0 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 41.0 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Flex Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2055 Fund
Class Name	Fidelity Flex® Freedom Blend 2055 Fund
Trading Symbol	FQLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 48,512,322
Holdings Count | shares	26
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$48,512,322
Number of Holdings	26
Portfolio Turnover	29%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 41.0 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 41.0 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Flex Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2050 Fund
Class Name	Fidelity Flex® Freedom Blend 2050 Fund
Trading Symbol	FYLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 64,819,573
Holdings Count | shares	26
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$64,819,573
Number of Holdings	26
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 51.5 International Equity Funds 40.9 Bond Funds 6.4 Short-Term Funds 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.5 International Equity Funds - 40.9 Bond Funds - 6.4 Short-Term Funds - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.1 Fidelity Series Emerging Markets Opportunities Fund 10.1 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.4 Fidelity Series Value Discovery Fund 5.2 84.2
Fidelity Flex Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2045 Fund
Class Name	Fidelity Flex® Freedom Blend 2045 Fund
Trading Symbol	FOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 83,086,458
Holdings Count | shares	26
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$83,086,458
Number of Holdings	26
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 51.4 International Equity Funds 40.9 Bond Funds 6.4 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.4 International Equity Funds - 40.9 Bond Funds - 6.4 Short-Term Funds - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.1 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 6.9 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.1
Fidelity Flex Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2040 Fund
Class Name	Fidelity Flex® Freedom Blend 2040 Fund
Trading Symbol	FCLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 78,266,761
Holdings Count | shares	32
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$78,266,761
Number of Holdings	32
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 46.6 International Equity Funds 37.4 Bond Funds 14.3 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.6 International Equity Funds - 37.4 Bond Funds - 14.3 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 13.1 Fidelity Series Blue Chip Growth Fund 10.9 Fidelity Series Emerging Markets Opportunities Fund 9.4 Fidelity Series Long-Term Treasury Bond Index Fund 8.1 Fidelity Series Large Cap Growth Index Fund 7.0 Fidelity Series Large Cap Stock Fund 6.5 Fidelity Series International Value Fund 6.3 Fidelity Series International Growth Fund 6.3 Fidelity Series Overseas Fund 6.2 Fidelity Series Value Discovery Fund 4.7 78.5
Fidelity Flex Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2035 Fund
Class Name	Fidelity Flex® Freedom Blend 2035 Fund
Trading Symbol	FJLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 81,178,389
Holdings Count | shares	32
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$81,178,389
Number of Holdings	32
Portfolio Turnover	39%

Holdings [Text Block]	Domestic Equity Funds 37.6 International Equity Funds 31.4 Bond Funds 29.4 Short-Term Funds 1.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.6 International Equity Funds - 31.4 Bond Funds - 29.4 Short-Term Funds - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 10.6 Fidelity Series Blue Chip Growth Fund 8.8 Fidelity Series Long-Term Treasury Bond Index Fund 7.9 Fidelity Series Emerging Markets Opportunities Fund 7.9 Fidelity Series Large Cap Growth Index Fund 5.6 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Value Fund 5.2 Fidelity Series International Growth Fund 5.2 Fidelity Series Overseas Fund 5.2 Fidelity Series Government Bond Index Fund 4.7 66.3
Fidelity Flex Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2030 Fund
Class Name	Fidelity Flex® Freedom Blend 2030 Fund
Trading Symbol	FVLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 77,455,513
Holdings Count | shares	33
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$77,455,513
Number of Holdings	33
Portfolio Turnover	38%

Holdings [Text Block]	Bond Funds 37.7 Domestic Equity Funds 32.6 International Equity Funds 28.0 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 37.7 Domestic Equity Funds - 32.6 International Equity Funds - 28.0 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 9.1 Fidelity Series Blue Chip Growth Fund 7.7 Fidelity Series Long-Term Treasury Bond Index Fund 7.6 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series Government Bond Index Fund 6.0 Fidelity Series Investment Grade Bond Fund 5.6 Fidelity Series Large Cap Growth Index Fund 4.9 Fidelity Series International Value Fund 4.6 Fidelity Series International Growth Fund 4.6 63.9
Fidelity Flex Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2025 Fund
Class Name	Fidelity Flex® Freedom Blend 2025 Fund
Trading Symbol	FELSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 43,277,023
Holdings Count | shares	33
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$43,277,023
Number of Holdings	33
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 44.2 Domestic Equity Funds 28.7 International Equity Funds 25.4 Short-Term Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.2 Domestic Equity Funds - 28.7 International Equity Funds - 25.4 Short-Term Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.5 Fidelity Series Large Cap Value Index Fund 8.0 Fidelity Series Government Bond Index Fund 7.1 Fidelity Series Long-Term Treasury Bond Index Fund 7.0 Fidelity Series Blue Chip Growth Fund 6.7 Fidelity Series Investment Grade Bond Fund 6.6 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Growth Index Fund 4.3 Fidelity Series Corporate Bond Fund 4.2 Fidelity Series International Value Fund 4.1 65.0
Fidelity Flex Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2020 Fund
Class Name	Fidelity Flex® Freedom Blend 2020 Fund
Trading Symbol	FULSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 24,197,340
Holdings Count | shares	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,197,340
Number of Holdings	33
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 52.4 Domestic Equity Funds 23.7 International Equity Funds 21.9 Short-Term Funds 2.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.4 Domestic Equity Funds - 23.7 International Equity Funds - 21.9 Short-Term Funds - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 9.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.9 Fidelity Series Large Cap Value Index Fund 6.6 Fidelity Series Corporate Bond Fund 6.2 Fidelity Series Investment Grade Securitized Fund 6.0 Fidelity Series Emerging Markets Opportunities Fund 5.7 Fidelity Series Blue Chip Growth Fund 5.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 66.4
Fidelity Flex Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2015 Fund
Class Name	Fidelity Flex® Freedom Blend 2015 Fund
Trading Symbol	FILSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 7,819,226
Holdings Count | shares	34
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$7,819,226
Number of Holdings	34
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 60.9 Domestic Equity Funds 18.4 International Equity Funds 18.3 Short-Term Funds 2.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.9 Domestic Equity Funds - 18.4 International Equity Funds - 18.3 Short-Term Funds - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.4 Fidelity Series Investment Grade Bond Fund 10.7 Fidelity Series Corporate Bond Fund 6.9 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series Large Cap Value Index Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.8 Fidelity Series Blue Chip Growth Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 70.5
Fidelity Flex Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2010 Fund
Class Name	Fidelity Flex® Freedom Blend 2010 Fund
Trading Symbol	FISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,675,139
Holdings Count | shares	34
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$2,675,139
Number of Holdings	34
Portfolio Turnover	37%

Holdings [Text Block]	Bond Funds 67.0 International Equity Funds 14.7 Domestic Equity Funds 13.1 Short-Term Funds 5.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 67.0 International Equity Funds - 14.7 Domestic Equity Funds - 13.1 Short-Term Funds - 5.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.1 Fidelity Series Government Bond Index Fund 12.5 Fidelity Series Investment Grade Bond Fund 11.7 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 3.9 Fidelity Series Large Cap Value Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 3.5 Fidelity Series Long-Term Treasury Bond Index Fund 3.4 75.4
Fidelity Freedom Index Retirement Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Premier II Class
Trading Symbol	FATQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 1,820,304,733
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,820,304,733
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 70.4 Domestic Equity Funds 12.0 Short-Term Funds 9.8 International Equity Funds 7.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 70.4 Domestic Equity Funds - 12.0 Short-Term Funds - 9.8 International Equity Funds - 7.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 42.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.0 Fidelity Series Total Market Index Fund 11.8 Fidelity Series Treasury Bill Index Fund 9.8 Fidelity Series Global ex U.S. Index Fund 7.8 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Commodity Strategy Fund 0.2 100.0
Fidelity Freedom Index 2010 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier II Class
Trading Symbol	FATUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 752,938,645
Holdings Count | shares	9
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$752,938,645
Number of Holdings	9
Portfolio Turnover	21%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.0 International Equity Funds 9.9 Short-Term Funds 8.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.0 International Equity Funds - 9.9 Short-Term Funds - 8.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 40.6 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 16.7 Fidelity Series Total Market Index Fund 14.9 Fidelity Series Global ex U.S. Index Fund 9.9 Fidelity Series Treasury Bill Index Fund 8.3 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2015 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier II Class
Trading Symbol	FATVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 1,974,224,089
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,974,224,089
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 60.5 Domestic Equity Funds 20.4 International Equity Funds 13.5 Short-Term Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.5 Domestic Equity Funds - 20.4 International Equity Funds - 13.5 Short-Term Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 37.1 Fidelity Series Total Market Index Fund 20.3 Fidelity Series Global ex U.S. Index Fund 13.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.2 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2020 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier II Class
Trading Symbol	FATYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 6,925,289,586
Holdings Count | shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$6,925,289,586
Number of Holdings	9
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 54.3 Domestic Equity Funds 25.8 International Equity Funds 17.1 Short-Term Funds 2.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.3 Domestic Equity Funds - 25.8 International Equity Funds - 17.1 Short-Term Funds - 2.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 33.6 Fidelity Series Total Market Index Fund 25.7 Fidelity Series Global ex U.S. Index Fund 17.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series Treasury Bill Index Fund 2.8 Fidelity Series Commodity Strategy Fund 0.1 100.0
Fidelity Freedom Index 2025 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier II Class
Trading Symbol	FATZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 15,055,635,652
Holdings Count | shares	8
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$15,055,635,652
Number of Holdings	8
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 48.5 Domestic Equity Funds 30.9 International Equity Funds 20.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 48.5 Domestic Equity Funds - 30.9 International Equity Funds - 20.6 Short-Term Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.9 Fidelity Series Bond Index Fund 30.0 Fidelity Series Global ex U.S. Index Fund 20.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.2 Fidelity Series Treasury Bill Index Fund 0.0 100.0
Fidelity Freedom Index 2030 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier II Class
Trading Symbol	FAUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 25,148,034,175
Holdings Count | shares	7
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$25,148,034,175
Number of Holdings	7
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 42.0 Domestic Equity Funds 34.8 International Equity Funds 23.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.0 Domestic Equity Funds - 34.8 International Equity Funds - 23.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.8 Fidelity Series Bond Index Fund 26.9 Fidelity Series Global ex U.S. Index Fund 23.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.0 100.0
Fidelity Freedom Index 2035 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier II Class
Trading Symbol	FAVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 27,506,428,675
Holdings Count | shares	6
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$27,506,428,675
Number of Holdings	6
Portfolio Turnover	16%

Holdings [Text Block]	Domestic Equity Funds 39.9 Bond Funds 33.6 International Equity Funds 26.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.9 Bond Funds - 33.6 International Equity Funds - 26.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.9 Fidelity Series Global ex U.S. Index Fund 26.5 Fidelity Series Bond Index Fund 22.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.8 100.0
Fidelity Freedom Index 2040 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier II Class
Trading Symbol	FAVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 28,642,300,243
Holdings Count | shares	5
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$28,642,300,243
Number of Holdings	5
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 48.9 International Equity Funds 32.5 Bond Funds 18.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 48.9 International Equity Funds - 32.5 Bond Funds - 18.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 48.9 Fidelity Series Global ex U.S. Index Fund 32.5 Fidelity Series Bond Index Fund 11.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 100.0
Fidelity Freedom Index 2045 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier II Class
Trading Symbol	FAVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 26,016,339,124
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$26,016,339,124
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.0 International Equity Funds 36.1 Bond Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.0 International Equity Funds - 36.1 Bond Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.0 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.9 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2050 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier II Class
Trading Symbol	FAVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 24,958,979,502
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$24,958,979,502
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.2 International Equity Funds 36.0 Bond Funds 9.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.2 International Equity Funds - 36.0 Bond Funds - 9.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.2 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.8 Fidelity Series International Developed Markets Bond Index Fund 1.0 100.0
Fidelity Freedom Index 2055 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier II Class
Trading Symbol	FAVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 18,957,757,897
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$18,957,757,897
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2060 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier II Class
Trading Symbol	FAVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 11,167,625,419
Holdings Count | shares	5
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$11,167,625,419
Number of Holdings	5
Portfolio Turnover	10%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2065 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier II Class
Trading Symbol	FAVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 3,884,116,992
Holdings Count | shares	5
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,884,116,992
Number of Holdings	5
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2070 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier II Class
Trading Symbol	FAVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 185,214,562
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Flex Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2070 Fund
Class Name	Fidelity Flex® Freedom Blend 2070 Fund
Trading Symbol	FRBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 6,561,238
Holdings Count | shares	25
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$6,561,238
Number of Holdings	25
Portfolio Turnover	31%

Holdings [Text Block]	Domestic Equity Funds 51.7 International Equity Funds 41.0 Bond Funds 6.3 Short-Term Funds 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.7 International Equity Funds - 41.0 Bond Funds - 6.3 Short-Term Funds - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.6 Fidelity Series Blue Chip Growth Fund 12.2 Fidelity Series Emerging Markets Opportunities Fund 10.2 Fidelity Series Large Cap Growth Index Fund 7.8 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Overseas Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.3 Fidelity Series Value Discovery Fund 5.2 84.4
Fidelity Freedom Index 2070 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Institutional Premium Class
Trading Symbol	FRBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 185,214,562
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier Class
Trading Symbol	FRBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 185,214,562
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0
Fidelity Freedom Index 2070 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Investor Class
Trading Symbol	FRBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 185,214,562
Holdings Count | shares	5
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$185,214,562
Number of Holdings	5
Portfolio Turnover	6%

Holdings [Text Block]	Domestic Equity Funds 54.3 International Equity Funds 36.1 Bond Funds 9.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.3 International Equity Funds - 36.1 Bond Funds - 9.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.3 Fidelity Series Global ex U.S. Index Fund 36.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 3.7 Fidelity Series International Developed Markets Bond Index Fund 0.9 100.0